Leases - Details of component of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost for fixed payments	¥ 379,323	¥ 484,275
Short-term lease costs	25,543	61,289
Variable lease costs	106,251	64,877
Total lease costs	¥ 511,117	¥ 610,441